Revenue (Tables)	12 Months Ended
Jun. 30, 2018
Revenue [abstract]
Disclosure of revenue recognition [Text Block]
	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Sales - Agricultural products	614,279	582,516	554,129
Sales - Agency	142,809	140,592	153,006
Commissions	78,927	77,184	70,750
Construction contract revenue	21,094	19,707	28,477
Other	3,543	2,216	1,317
	860,652	822,215	807,679